Commitments and Contingencies - Assets Pledged, Claims and Legal Proceedings (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Commitments and Contingencies
Book value of assets pledged as security	$ 1,539,000	$ 1,631,000
Accrued claim	$ 0	$ 0